Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid in Capital	Contributed Capital Surplus	Other Comprehensive Loss	Retained Deficit
Balance at beginning of period (in shares) at Dec. 31, 2015		34,535,128
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		71,430,612
Shares canceled (in shares)		(548)
Balance at end of period (in shares) at Jun. 30, 2016	129,522,992	105,965,192
Balance at beginning of period at Dec. 31, 2015		$ 1,727	$ 0	$ 1,378,766	$ 0	$ (221,844)
Increase (decrease) in Equity [Roll Forward]
Shares issued		3,570	201,784
Restricted stock unit expense				8
Stock option expense			0	35
Other comprehensive loss	$ (633)				(633)
Net loss						(107,452)
Balance at end of period at Jun. 30, 2016	$ 1,255,961	$ 5,297	201,784	1,378,809	(633)	(329,296)
Balance at beginning of period (in shares) at Dec. 31, 2016	105,965,192	105,965,192
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		23,557,800
Shares canceled (in shares)		0
Balance at end of period (in shares) at Jun. 30, 2017	129,522,992	129,522,992
Balance at beginning of period at Dec. 31, 2016	$ 1,238,719	$ 5,299	201,864	1,378,824	2,287	(349,555)
Increase (decrease) in Equity [Roll Forward]
Shares issued		1,178	154,378
Restricted stock unit expense				0
Stock option expense			288	0
Other comprehensive loss	2,648				2,648
Net loss						(29,840)
Balance at end of period at Jun. 30, 2017	$ 1,367,371	$ 6,477	$ 356,530	$ 1,378,824	$ 4,935	$ (379,395)